[RIGHTIME LOGO]
Rightime
Family of Funds

The Rightime Fund
The Rightime Government
 Securities Fund
The Rightime Blue Chip Fund
The Rightime Social Awareness Fund
The Rightime MidCap Fund

Semiannual Report
April 30, 1997



[RIGHTIME LOGO]
Rightime
Family of Funds

Table of Contents

Portfolios

Rightime Fund                             1
Rightime Government Securities Fund       3
Rightime Blue Chip Fund                   4
Rightime Social Awareness Fund           14
Rightime MidCap Fund                     15

Financial Statements

Statement of Assets & Liabilities        16
Statement of Operations                  18
Statement of Changes in Net Assets       20
Financial Highlights                     22

Notes to Financial Statements

Notes & Schedules                        24




[RIGHTIME LOGO]                                                      April 30, 1997
Rightime                                                                 (Unaudited)
Family of Funds
                                                                  The Rightime Fund
                                                           Portfolio of Investments
-----------------------------------------------------------------------------------
                                                                           Value
Shares                                                                   (Note 1)
-------                                                              --------------
EQUITY FUNDS: (55.98%)
             171,613  Acorn Fund                                        $2,531,289
                  21  Alliance Quasar Fund                                     483
             410,757  American Century Value Fund                        2,747,965
              73,610  Babson Value Fund                                  2,878,145
              70,443  Baron Asset Fund                                   2,480,312
              60,584  Brandywine Fund                                    2,028,341
              15,245  Clipper Fund                                       1,136,184
             123,503  Columbia Special                                   2,332,981
              67,960  Dreyfus Appreciation                               1,910,364
              51,095  Dreyfus New Leaders                                1,960,525
              47,111  Federated Growth Strategy "A"                      1,185,787
              47,806  Fidelity Fund                                      1,245,827
              24,009  Fidelity Value                                     1,272,478
              50,726  IDS Growth "A"                                     1,377,208
             198,410  IDS New Dimension Fund "A"                         4,261,853
              19,597  Janus Twenty                                         574,768
               8,643  Janus Venture                                        403,376
              59,024  Kemper Blue Chip "A"                                 917,819
              42,144  Kemper Dreman High Return "A"                      1,184,672
              14,484  Kemper Dreman Small Cap "A"                          260,993
              78,892  Lexington Corporate Leaders                        1,358,523
              16,768  Lindner Growth Fund                                  401,755
               7,305  Mairs and Power Growth                               519,319
             343,266  MAS Value                                          5,876,719
              76,718  MFS MIT "A"                                        1,182,984
             167,027  MFS Research "A"                                   3,140,117
              53,428  Mutual Beacon Class Z                                727,156
              82,922  Neuberger & Berman Genesis                           992,574
              46,157  Neuberger & Berman Guardian                        1,230,547
             114,999  New England Value Fund                             1,121,245
              25,366  Nicholas II                                          825,920
              40,491  Nicholas Limited Edition                             826,026
              45,562  Parkstone Small Cap "A"                              970,933
             160,324  Pennsylvania Mutual Fund                           1,138,303
             147,783  Putnam Fund for Growth &
                      Income "A"                                         2,804,930
             285,319  Putnam Investors "A"                               2,830,369
             169,241  Putnam OTC "A"                                     2,061,353
             116,018  Putnam Vista "A"                                   1,192,667
             357,095  Putnam Voyager "A"                                 5,695,660
              45,663  Seligman Capital Fund "A"                            736,092
             101,149  Seligman Frontier "A"                              1,318,984
             108,449  Stein Roe Capital Opportunities                    2,545,292
              56,004  T. Rowe Price Equity Income                        1,301,530
              52,452  T. Rowe Price MidCap Growth                        1,204,294
              32,159  T. Rowe Price New America                          1,178,958
              74,254  T. Rowe Price OTC                                  1,279,399
             111,781  Vanguard US Growth                                 2,848,189
             114,985  Vanguard Windsor II                                2,898,783
             161,373  William Blair Growth                               2,070,416
              31,695  WPG Tudor Fund                                       627,563
                                                                    --------------
Total Equity Funds
(cost $85,913,629)                                                      85,597,971
                                                                    --------------
MONEY MARKET FUNDS: (20.68%)
             302,489  AIM Money Market Fund                                302,489
             140,557  Delaware Group Cash Reserve                          140,557
           2,800,000  Fidelity U.S. Government Reserves                  2,800,000
           6,250,000  IDS Cash Management Prime Fund                     6,250,000
           2,250,000  Kemper Government Money Market                     2,250,000
           5,000,000  MAS Cash Reserve                                   5,000,000
           4,000,000  MFS Money Market Fund                              4,000,000
           1,000,000  New England  Money Market Fund                     1,000,000
           2,285,159  Oppenheimer Money Market Fund                      2,285,159
           5,000,000  T. Rowe Price Prime Reserve                        5,000,000
           2,600,000  Steinroe Cash Reserves                             2,600,000
               1,950  Value Line Cash Fund                                   1,950
                                                                    --------------
Total Money Market Funds
(cost $31,630,155)                                                      31,630,155
                                                                    --------------

PRINCIPAL
  AMOUNT
----------

SHORT-TERM INVESTMENTS (23.55%)
Repurchase Agreements  (20.96%)(b)
         $13,146,000   Sanwa-BGK Securities Co.
                       5.38%; 5/1/97 (cost $13,146,000;
                       maturity value $13,147,965)                     $13,146,000
          13,146,000   Smith Barney Inc.
                       5.42%; 5/1/97 (cost $13,146,000;
                       maturity value $13,147,979)                      13,146,000
           5,759,000   CS First Boston Inc.
                       5.33%; 5/2/97 (cost $5,759,000;
                       maturity value $5,764,969)                        5,759,000
                                                                    --------------
Total Repurchase Agreements
(cost $32,051,000)                                                      32,051,000
                                                                    --------------
United States Treasury Bill (2.59%)(c)
           4,000,000  5.11%; 7/24/97 (cost $3,952,447)                   3,952,447
                                                                    --------------
Total Short-term Investments
(cost $36,003,447)                                                      36,003,447
                                                                    --------------
Total Investments (cost $153,547,231)
(100.21%)(a)                                                           153,231,573
Liabilities Less Other Assets (-0.21%)                                    (322,612)
                                                                    --------------
Net Assets (100.00%)                                                  $152,908,961
                                                                    ==============

(a) Aggregate cost for federal income tax purposes is $153,547,231.
    At April 30, 1997 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

    Gross unrealized appreciation                                        2,899,722
    Gross unrealized depreciation                                       (3,215,380)
                                                                    --------------
    Net unrealized depreciation                                          $(315,658)
                                                                    ==============
(b) The Repurchase Agreements are collateralized by obligations of the United States government and its agencies with a market value of
    $32,788,299 which exceeds the value of the repurchase agreement. It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to
    102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily. If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained. The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.

(c) At April 30, 1997, the market value of $3,952,447 of the U.S.
    Treasury Bill was pledged to cover margin requirements for futures contracts.

    Futures contracts at April 30, 1997:
    (Contracts-$500 times premium/delivery
    month/commitment)

                                                                        Unrealized
                                                                      Depreciation
                                                                    --------------
    S&P 500 Stock Index
    211/June/Sell                                                      $(6,325,450)
                                                                    ==============

See accompanying notes to financial statements





                                                                     April 30, 1997
[RIGHTIME LOGO]                                                          (Unaudited)
Rightime
Family of Funds                                                        The Rightime
                                                         Government Securities Fund
                                                           Portfolio of Investments
-----------------------------------------------------------------------------------
Principal                                                                 Value
  Amount                                                                 (Note 1)
----------                                                           --------------
U.S. GOVERNMENT OBLIGATIONS (94.87%)
          $5,000,000  U.S. Treasury Bond 6.875%;
                      8/15/25 (cost $4,853,125)                         $4,907,550
           2,000,000  U.S. Treasury Bond 9.25%;
                      2/15/16 (cost $2,612,500)                          2,457,500
                                                                    --------------

Total U.S. Government Obligations
(cost $7,465,625)                                                        7,365,050
                                                                    --------------
SHORT-TERM INVESTMENTS (4.64%)
Repurchase Agreements (2.09%)(b)
              81,000  Sanwa-BGK Securities Co.
                      5.38%; 5/1/97 (cost $81,000;
                      maturity value $81,012)                               81,000
              81,000  Smith Barney Inc.
                      5.42%; 5/1/97 (cost $81,000;
                      maturity value $81,012)                               81,000
                                                                    --------------
Total Repurchase Agreements
(cost $162,000)                                                            162,000
                                                                    --------------
United States Treasury Bill (2.55%)(c)
             200,000  5.15%; 7/10/97 (cost $197,997)                       197,997
                                                                    --------------
Total Short-term Investments
(cost $359,997)                                                            359,997
                                                                    --------------
Total Investments (cost $7,825,622)
(99.51%)(a)                                                              7,725,047
                                                                    --------------
Other Assets Less Liabilities (0.49%)                                       37,786
                                                                    --------------
Net Assets (100.00%)                                                    $7,762,833
                                                                    ==============
(a) Aggregate cost for federal income tax purposes is $7,825,622. At
    April 30, 1997 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

    Gross unrealized appreciation                                         $ 54,425
    Gross unrealized depreciation                                         (155,000)
                                                                    --------------
    Net unrealized depreciation                                          $(100,575)
                                                                    ==============

(b) The Repurchase Agreements are collateralized by obligations of the United States government and its agencies with a market value of $165,862 which exceeds the value of the repurchase agreement. It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily. If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained.
    The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.

(c) At April 30, 1997, the market value of $197,997 of the U.S. Treasury
    Bill was pledged to cover margin requirements for futures contracts.

    Futures contracts at April 30, 1997:
    (Contracts-$1000 times premium/delivery
    month/commitment)

                                                                        Unrealized
                                                                      Depreciation
                                                                    --------------
    U.S. Treasury Bonds:
    84/June/Sell                                                         $(217,875)
                                                                    ==============
See accompanying notes to financial statements





[RIGHTIME LOGO]                                                      April 30, 1997
Rightime                                                                 (Unaudited)
Family of Funds
                                                        The Rightime Blue Chip Fund
                                                           Portfolio of Investments
-----------------------------------------------------------------------------------
                                                                           Value
Shares                                                                    (Note 1)
-------                                                              --------------

COMMON STOCK (96.01%)
INDUSTRIALS (73.07%)

Aerospace/Defense (1.91%)
              16,282  Boeing Company                                  $  1,605,812
               2,904  General Dynamics Corp.                               206,910
               9,218  Lockheed Martin Corp.                                825,011
               9,996  McDonnell Douglas Corp.                              593,512
               2,528  Northrop Grumman Corp.                               211,088
              11,043  Raytheon Company                                     481,751
              10,015  Rockwell International Corp.                         665,998
              11,016  United Technologies Corp.                            833,085
                                                                    --------------
                                                                         5,423,167
                                                                    --------------

Aluminum (0.35%)
               9,339  Alcan Aluminium Ltd.                                 316,359
               7,228  Aluminum Co. of America                              505,057
               2,502  Reynolds Metals Co.                                  169,823
                                                                    --------------
                                                                           991,239
                                                                    --------------

Auto Parts After Market (0.30%)
               3,986  Cooper Tire & Rubber Corp.                            87,692
               2,575  Echlin, Inc.                                          84,009
               8,705  Genuine Parts Co.                                    281,808
               7,362  Goodyear Tire & Rubber Co.                           387,425
                                                                    --------------
                                                                           840,934
                                                                    --------------

Automobiles (1.68%)
              34,238  Chrysler Corp.                                     1,027,140
              50,888  Ford Motor Co.                                     1,768,358
              34,101  General Motors Corp.                               1,973,595
                                                                    --------------
                                                                         4,769,093
                                                                    --------------

Beverages (Alcoholic) (0.69%)
              22,620  Anheuser-Busch Companies, Inc.                       969,832
               3,820  Brown-Forman Corp. Class B                           192,910
               1,884  Coors (Adolph) Co. Class B                            43,096
              19,564  Seagram Co. Ltd.                                     748,323
                                                                    --------------
                                                                         1,954,161
                                                                    --------------


Beverages (Soft Drinks) (3.39%)
             112,402  Coca-Cola Co.                                      7,151,577
              71,604  PepsiCo, Inc.                                      2,497,189
                                                                    --------------
                                                                         9,648,766
                                                                    --------------

Broadcast Media (0.21%)
              10,851  Comcast Corp. Class A Spl                            170,903
               3,254  TCI Satellite Entertainment*                          24,405
              29,541  Tele-Communications, Inc. Class A*                   408,035
                                                                    --------------
                                                                           603,343
                                                                    --------------

Building Materials (0.21%)
               6,746  Masco Corp.                                          254,662
               2,342  Owens-Corning Fiberglass Corp.                        94,851
               8,418  Sherwin-Williams Co.                                 254,645
                                                                    --------------
                                                                           604,158
                                                                    --------------

Chemicals (2.35%)
               5,726  Air Products & Chemicals, Inc.                       410,840
               7,495  Applied Materials, Inc.*                             411,288
              12,791  Dow Chemical Co.                                   1,085,636
              23,740  Du Pont (E.I.) de Nemours and
                      Company                                            2,519,408
               2,973  Goodrich (B.F.) Co.                                  118,548
               4,617  Hercules, Inc.                                       181,794
              26,455  Monsanto Company                                   1,130,951
               6,526  Praxair, Inc.                                        336,905
               2,570  Rohm & Haas Co.                                      213,952
               6,095  Union Carbide Corp.                                  303,988
                                                                    --------------
                                                                         6,713,310
                                                                    --------------

Chemicals (Diversified) (0.39%)
               5,014  Avery Dennison Corp.                                 184,264
               6,592  Englehard Corp.                                      138,432
               1,882  FMC Corp. *                                          126,329
               3,980  Mallinckrodt Inc.                                    144,772
               9,345  PPG Industries, Inc.                                 508,134
                                                                    --------------
                                                                         1,101,931
                                                                    --------------

Chemicals (Specialty) (0.27%)
               4,185  Grace (W.R.) & Co.                                   217,620
               2,985  Great Lakes Chemical Corp.                           126,489
               7,269  Morton International, Inc.                           304,389
               3,065  Nalco Chemical Co.                                   110,340
                                                                    --------------
                                                                           758,838
                                                                    --------------

Commercial Services (0.09%)
               2,618  Ecolab, Inc.                                         106,684
               2,310  National Service Industries Inc.                      97,309
               1,206  Ogden Corp.                                           25,326
               1,957  Safety-Kleen Corp.                                    29,110
                                                                    --------------
                                                                           258,429
                                                                    --------------

Communication (Equipment/Manufacturers) (1.70%)
               4,064  Andrew Corp.*                                        100,584
               8,811  Bay Networks, Inc.                                   156,395
               6,236  Cabletron Systems *                                  215,142
              26,609  Cisco Systems, Inc. *                              1,377,016
               5,264  DSC Communications Corp.*                            107,254
              25,276  Lucent Technologies Inc.                           1,494,444
               4,908  NCR Corporation                                      142,332
              12,326  Northern Telecom Ltd.                                895,176
               3,368  Scientific-Atlanta, Inc.                              53,888
               7,682  Tellabs, Inc.*                                       306,320
                                                                    --------------
                                                                         4,848,551
                                                                    --------------

Computer Hardware (0.23%)
               4,400  EMC Corp.*                                           160,050
               3,600  Dell Computer Corp. *                                301,275
               4,100  Seagate Technology *                                 188,088
                                                                    --------------
                                                                           649,413
                                                                    --------------

Computer Software & Services (3.88%)
               9,840  Alltel Corp.                                         309,960
               2,096  Autodesk, Inc.                                        74,408
              13,105  Automatic Data Processing, Inc.                      593,001
              16,244  Computer Associates
                      International, Inc.                                  844,688
               2,736  Computer Sciences Corp. *                            171,000
              14,056  First Data Corp.                                     484,932
              55,282  Microsoft Corp.*                                   6,716,763
              16,425  Novell Inc.*                                         124,214
              29,521  Oracle Systems Corp.*                              1,173,460
               1,173  Shared Medical Systems Corp.                          49,413
               7,448  Silicon Graphics Inc. *                              110,789
              14,240  Sun Microsystems Corp. *                             410,290
                                                                    --------------
                                                                        11,062,918
                                                                    --------------


Computer Systems (2.24%)
               5,642  Amdahl Corp.*                                         48,310
               5,397  Apple Computer, Inc.*                                 91,749
               2,516  Ceridian Corp.*                                       83,971
              12,059  Compaq Computer Corp.*                             1,029,537
               1,632  Data General Corp.*                                   30,600
               6,802  Digital Equipment Corp.*                             203,210
               2,023  Intergraph Corp.*                                     12,897
              24,817  International Business
                      Machines Corp.                                     3,989,333
               5,737  LSI Logic Corp.*                                     219,440
               9,477  Micron Technology Inc.                               334,064
               5,331  Tandem Computers, Inc.*                               68,637
               7,095  3Com Corporation *                                   205,755
               8,295  Unisys Corp.*                                         49,770
                                                                    --------------
                                                                         6,367,273
                                                                    --------------

Conglomerates (0.64%)
               5,708  Allegheny Teledyne Inc.                              151,976
               5,154  ITT Hartford Group Inc.                              383,973
               5,758  ITT Corp.                                            341,162
               4,797  ITT Industries Inc.                                  121,124
               1,880  Newport News Shipbuilding*                            28,200
               8,602  Tenneco, Inc.                                        343,005
               4,109  Textron, Inc.                                        457,640
                                                                    --------------
                                                                         1,827,080
                                                                    --------------

Containers (Metal & Glass) (0.11%)
               1,390  Ball Corp.                                            37,356
               4,832  Crown Cork & Seal Co., Inc.                          264,552
                                                                    --------------
                                                                           301,908
                                                                    --------------

Containers (Paper) (0.10%)
               2,483  Bemis Company, Inc.                                   94,664
               4,486  Stone Container Corp.                                 45,421
               2,682  Temple-Inland, Inc.                                  148,851
                                                                    --------------
                                                                           288,936
                                                                    --------------

Cosmetics (0.83%)
               2,916  Alberto-Culver Co. Class B                            84,928
               6,038  Avon Products, Inc.                                  372,092
              19,738  Gillette Co.                                       1,677,730
               5,273  International Flavors &
                      Fragrances, Inc.                                     222,125
                                                                    --------------
                                                                         2,356,875
                                                                    --------------


Electrical Equipment (3.87%)
              11,156  AMP, Inc.                                            400,222
              20,078  Emerson Electric Co.                               1,018,958
              75,264  General Electric Co.                               8,344,896
               5,705  General Instrument Corporation                       133,354
               2,483  Grainger (W.W.), Inc.                                187,156
               5,578  Honeywell, Inc.                                      393,946
               1,950  Raychem Corp.                                        125,775
               2,012  Thomas & Betts Corp.                                  91,295
              18,686  Westinghouse Electric Corp.                          317,662
                                                                    --------------
                                                                        11,013,264
                                                                    --------------

Electronics (Defense) (0.04%)
               2,315  E G &  G, Inc.                                        43,696
               4,460  Loral Space &
                      Communications Ltd. *                                 65,228
                                                                    --------------
                                                                           108,924
                                                                    --------------

Electronics (Instrumentation) (0.94%)
              46,514  Hewlett-Packard Co.                                2,441,985
               2,035  Perkin-Elmer Corp.                                   147,792
               1,644  Tektronix, Inc.                                       88,982
                                                                    --------------
                                                                         2,678,759
                                                                    --------------

Electronics (Semiconductors) (2.96%)
               5,340  Advanced Micro Devices, Inc.*                        226,950
              37,427  Intel Corp.                                        5,731,009
              26,793  Motorola, Inc.                                     1,533,899
               6,064  National Semiconductor Corp.*                        151,600
               8,685  Texas Instruments, Inc.                              775,136
                                                                    --------------
                                                                         8,418,594
                                                                    --------------

Engineering & Construction (0.11%)
               4,048  Fluor Corp.                                          222,640
               2,048  Foster Wheeler Corp.                                  79,104
                                                                    --------------
                                                                           301,744
                                                                    --------------

Entertainment (1.02%)
              28,948  Walt Disney Company                                2,373,736
               1,469  King World Productions, Inc.*                         53,618
              17,473  Viacom, Inc. Class B*                                467,403
                                                                    --------------
                                                                         2,894,757
                                                                    --------------

Foods (2.29%)
              29,350  Archer Daniels Midland Co.                           539,306
              11,000  Campbell Soup Co.                                    562,375
              11,036  ConAgra, Inc.                                        635,950
               6,675  CPC International, Inc.                              551,522
               7,340  Darden Restaurants Inc.                               56,885
               7,651  General Mills, Inc.                                  474,362
              16,795  Heinz (H.J.) Co.                                     696,993
               7,410  Hershey Foods Corp.                                  401,992
               9,822  Kellogg Co.                                          685,084
               7,156  Quaker Oats Co.                                      286,240
               4,784  Ralston Purina Group                                 394,082
              21,873  Sara Lee Corp.                                       918,666
               5,607  Wrigley, (Wm) Jr. Co.                                326,608
                                                                    --------------
                                                                         6,530,065
                                                                    --------------

Food Wholesalers (0.15%)
               1,765  Fleming Companies, Inc.                               28,681
               3,234  Super Valu Stores                                     99,041
               8,714  Sysco Corp.                                          309,347
                                                                    --------------
                                                                           437,069
                                                                    --------------

Gold Mining (0.42%)
              16,358  Barrick Gold Corp.                                   366,010
               9,600  Battle Mountain Gold Co.                              55,200
               5,705  Echo Bay Mines Ltd.                                   31,021
               8,606  Freeport McMoran Copper &
                      Gold Class B                                         250,650
               6,595  Homestake Mining Co.                                  87,384
               4,201  Newmont Mining Corp.                                 145,460
              10,728  Placer Dome Group, Inc.                              175,671
               5,883  Santa Fe Pacific Gold Corp.                           86,774
                                                                    --------------
                                                                         1,198,170
                                                                    --------------

Hardware & Tools (0.09%)
               4,297  Black & Decker Corp.                                 143,950
               3,214  Snap-On Tools Corp.                                  123,739
                                                                    --------------
                                                                           267,689
                                                                    --------------

Health Care (Diversified) (4.32%)
              35,498  Abbott Laboratories                                2,165,378
              29,254  American Home Products Corp.                       1,938,077
              45,136  Bristol-Myers Squibb Co.                           2,956,408
              59,426  Johnson & Johnson                                  3,639,842
               8,033  United Healthcare Corp.                              390,605
              12,230  Warner-Lambert Co.                                 1,198,540
                                                                    --------------
                                                                        12,288,850
                                                                    --------------

Health Care (Drugs) (4.10%)
              24,403  Lilly (Eli) & Co.                                  2,144,414
              55,161  Merck & Co., Inc.                                  4,992,070
              28,272  Pfizer, Inc.                                       2,714,112
              15,785  Pharmacia & Upjohn Inc.                              467,631
              16,975  Schering-Plough Corp.                              1,358,000
                                                                    --------------
                                                                        11,676,227
                                                                    --------------

Health Care (Miscellaneous) (0.28%)
               3,768  ALZA Corp.*                                          110,214
               3,675  Beverly Enterprises, Inc. *                           53,287
               2,502  Fresenious Medical Care-ADR                           73,496
              12,600  HEALTHSOUTH Rehabilitation
                      Corp. *                                              248,850
               2,354  Manor Care, Inc.                                      55,025
              10,184  Tenet Healthcare Corp. *                             264,784
                                                                    --------------
                                                                           805,656
                                                                    --------------

Heavy Duty Trucks & Parts (0.24%)
               1,792  Cummins Engine Co., Inc.                             100,576
               4,267  Dana Corp.                                           136,011
               3,662  Eaton Corp.                                          274,192
               3,374  Navistar International Corp. *                        37,958
               1,731  PACCAR, Inc.                                         120,954
                                                                    --------------
                                                                           669,691
                                                                    --------------

Homebuilding (0.04%)
               1,395  Centex Corp.                                          50,220
               1,665  Kaufman & Broad Home Corp.                            23,102
               1,243  Pulte Corp.                                           35,425
                                                                    --------------
                                                                           108,747
                                                                    --------------

Hospital Management Companies (0.39%)
              30,166  Columbia HCA Healthcare Corp.                      1,055,810
               3,300  Humana Inc.*                                          71,775
               1,488  Transitional Hospitals Corp.*                         14,880
                                                                    --------------
                                                                         1,142,465
                                                                    --------------

Hotel/Motel (0.23%)
               1,154  Choice Hotels Hldgs Inc.*                             16,156
               4,778  Harrah's Entertainment, Inc. *                        76,448
               9,480  Hilton Hotels Corp.                                  255,960
               5,537  Marriott International Corp.                         305,919
                                                                    --------------
                                                                           654,483
                                                                    --------------

Household Furnishings & Appliances (0.13%)
               1,469  Armstrong World Industries, Inc.                      96,587
               4,753  Maytag Corp.                                         108,725
               3,309  Whirlpool Corp.                                      154,696
                                                                    --------------
                                                                           360,008
                                                                    --------------

Household Products (2.28%)
               2,655  Clorox Company                                       338,181
               6,826  Colgate-Palmolive Co.                                757,686
              31,308  Procter & Gamble Co.                               3,936,981
               7,473  Unilever N.V.                                      1,466,576
                                                                    --------------
                                                                         6,499,424
                                                                    --------------

Housewares (0.22%)
               8,310  Newell Co.                                           290,850
               2,044  Premark International, Inc.                           50,078
               7,684  Rubbermaid, Inc.                                     184,416
               3,244  Tupperware Corp.                                     107,863
                                                                    --------------
                                                                           633,207
                                                                    --------------

Leisure Time (0.04%)
               4,286  Brunswick Corp.                                      121,080
                 415  Outboard Marine Corp.                                  5,395
                                                                    --------------
                                                                           126,475
                                                                    --------------

Machine Tools (0.02%)
               1,548  Cincinnati Milacron, Inc.                             31,347
               1,507  Giddings & Lewis Co.                                  30,517
                                                                    --------------
                                                                            61,864
                                                                    --------------

Machinery (Diversified) (0.72%)
               1,524  Briggs & Stratton Corp.                               74,866
               9,752  Caterpillar, Inc.                                    867,928
               4,480  Cooper Industries Inc.                               206,080
              11,850  Deere & Co.                                          545,100
               2,096  Harnischfeger Industries, Inc.                        87,246
               5,052  Ingersoll-Rand Co.                                   248,180
               1,138  LucasVarity PLC-ADS                                   34,140
                                                                    --------------
                                                                         2,063,540
                                                                    --------------

Manufacturing (Diversified Industries) (0.73%)
               1,395  Aeroquip Vickers Inc.                                 56,323
               2,819  Case Corporation                                     156,102
               2,135  Crane Company                                         79,796
               4,817  Dover Corp.                                          255,301
                 700  Fleetwood Enterprises, Inc.                           18,462
               4,660  Illinois Tool Works, Inc.                            425,807
               4,136  Johnson Controls, Inc.                               158,719
               2,029  Millipore Corp.                                       76,595
                 489  Nacco Industries, Inc.                                22,616
               5,556  Pall Corp.                                           128,482
               2,969  Parker Hannifin Corp.                                147,708
               1,585  Timken Co.                                            92,128
               7,180  Tyco International Ltd.                              437,980
                                                                    --------------
                                                                         2,056,019
                                                                    --------------

Medical Products & Supplies (0.92%)
               1,443  Allegiance Corp.                                      31,926
               2,675  Bard (C.R.), Inc.                                     84,931
               3,060  Bausch & Lomb, Inc.                                  123,548
              12,518  Baxter International, Inc.                           599,299
               6,170  Becton, Dickinson & Co.                              283,820
               6,028  Biomet, Inc.*                                         91,550
               6,693  Boston Scientific Corp.*                             322,937
              10,616  Medtronic, Inc.                                      735,158
               4,806  Sigma Aldrich Corp.                                  144,180
               3,543  St. Jude Medical, Inc.*                              115,147
               2,596  US Surgical Corp.                                     88,913
                                                                    --------------
                                                                         2,621,409
                                                                    --------------

Metals Miscellaneous (0.19%)
               1,854  ASARCO, Inc.                                          52,839
               3,982  Cyprus Amax Minerals Co.                              89,097
               5,921  Inco Ltd.                                            189,472
               2,687  Phelps Dodge Corp.                                   206,227
                                                                    --------------
                                                                           537,635
                                                                    --------------

Miscellaneous (3.65%)
               3,236  Allergan, Inc.                                        86,563
              12,662  Allied-Signal, Inc.                                  914,829
               3,067  American Greetings Corp.                              98,144
              12,058  Amgen Corp.*                                         709,915
               5,568  Block (H.R.), Inc.                                   179,568
              11,023  Corning, Inc.                                        531,860
               8,984  Costco Companies                                     259,413
               3,005  Covance Inc.                                          44,324
              14,516  CUC International, Inc.*                             306,651
               4,035  Deluxe Corp.                                         123,572
               3,108  Dial Corp.                                            48,174
               7,362  Donnelley (R.R.) & Sons Co.                          252,149
                 644  Eastern Enterprises                                   21,815
               3,593  Eastman Chemical Co.                                 183,243
              15,420  Eastman Kodak Co.                                  1,287,570
               2,077  General Signal Corp.                                  81,522
               3,301  Harcourt General Corp.                               152,671
               1,585  Harland (John H.) Co.                                 32,691
               1,595  Harris Corp.                                         136,372
               2,200  HFS Inc.*                                            130,350
               6,001  Ikon Office Solutions Inc.                           161,277
                 934  Imation Corp.                                         22,066
               3,756  Interpublic Group                                    212,683
               1,708  Jostens, Inc.                                         40,779
               2,087  Kerr-McGee Corp.                                     126,003
               5,752  Loews Corp.                                          528,465
               3,504  Marsh & McLennan Cos., Inc.                          422,232
              17,644  Minnesota Mining &
                      Manufacturing Co.                                  1,535,028
               4,122  The Olsten Corp.                                     160,243
               3,815  Pioneer Hi-Bred International Corp.                  269,434
               1,849  Polaroid Corp.                                        89,677
               1,502  Quest Diagnostics                                     26,473
               9,822  Service Corp. International                          336,403
                 855  Springs Industries, Inc.                              39,971
               6,866  The Williams Cos., Inc.                              301,246
               5,970  TRW, Inc.                                            311,186
               3,300  Unisource Worlwide Inc.                               48,675
               3,108  Viad Corp.                                            47,397
               5,968  Whitman Corp.                                        138,010
                                                                    --------------
                                                                        10,398,644
                                                                    --------------

Office Equipment & Supplies (0.57%)
               4,305  Moore Corp. Ltd.                                      86,638
               7,784  Pitney Bowes, Inc.                                   498,176
              16,680  Xerox Corp.                                        1,025,820
                                                                    --------------
                                                                         1,610,634
                                                                    --------------

Oil & Gas Drilling (0.05%)
               1,049  Helmerich & Payne, Inc.                               50,090
               4,456  Rowan Companies, Inc.*                                80,208
                                                                    --------------
                                                                           130,298
                                                                    --------------

Oil (Domestic Integrated) (1.16%)
               4,975  Amerada Hess Corp.                                   241,909
               2,516  Ashland Inc.                                         112,277
               7,890  Atlantic Richfield Co.                             1,074,026
              15,406  Occidental Petroleum Corp.                           340,858
               1,809  Pennzoil Co.                                          89,093
              12,675  Phillips Petroleum Co.                               499,078
               3,655  Sun Co. Inc.                                         100,056
              14,169  USX-Marathon Group                                   391,419
              11,999  Unocal Corp.                                         457,462
                                                                    --------------
                                                                         3,306,178
                                                                    --------------

Oil (Exploration & Production) (0.31%)
               4,984  Burlington Resources, Inc.                           211,197
               1,442  Louisiana Land & Oil
                      Exploration Co.                                       72,100
               5,059  Oryx Energy Co.*                                     101,180
               3,747  Santa Fe Energy Resources, Inc.*                      52,926
              10,013  Union Pacific Resources
                      Group                                                271,603
               2,396  Western Atlas, Inc.                                  148,552
                                                                    --------------
                                                                           857,558
                                                                    --------------

Oil (International Integrated) (6.26%)
              20,301  Amoco Corp.                                        1,697,671
              29,123  Chevron Corp.                                      1,994,926
             111,250  Exxon Corp.                                        6,299,531
              17,558  Mobil Corp.                                        2,282,540
              24,001  Royal Dutch Petroleum Co.                          4,326,180
              11,659  Texaco, Inc.                                       1,230,024
                                                                    --------------
                                                                        17,830,872
                                                                    --------------

Oil Well Equipment & Services (0.73%)
               6,946  Baker Hughes, Inc.                                   239,637
               8,707  Dresser Industries, Inc.                             260,122
               5,568  Halliburton Co.                                      393,240
               2,524  McDermott International, Inc.                         46,694
              10,389  Schlumberger Ltd.                                  1,150,582
                                                                    --------------
                                                                         2,090,275
                                                                    --------------

Paper & Forest Products (1.31%)
               2,196  Boise Cascade Corp.                                   73,017
               3,694  Champion International Corp.                         171,771
               4,120  Georgia-Pacific Corp.                                321,360
              12,983  International Paper Co.                              548,532
               3,834  James River Corp.                                    114,541
              27,076  Kimberly-Clark Corp.                               1,387,645
               4,096  Louisiana Pacific Corp.                               76,288
               2,190  Mead Corp.                                           122,914
               1,462  Potlatch Corp.                                        59,942
               2,849  Union Camp Corp.                                     138,533
               4,267  Westvaco Corp.                                       119,476
               9,111  Weyerhaeuser Co.                                     416,828
               2,463  Willamette Industries, Inc.                          157,016
                                                                    --------------
                                                                         3,707,863
                                                                    --------------

Pollution Control (0.41%)
               9,037  Browning-Ferris Industries, Inc.                     256,425
              12,364  Laidlaw, Inc. Class B                                168,459
              25,657  WMX Technologies, Inc.                               753,674
                                                                    --------------
                                                                         1,178,558
                                                                    --------------

Publishing (0.63%)
               1,578  A.C. Nielson                                          23,670
               8,037  Cognizant Corp.                                      262,207
               7,437  Dun & Bradstreet Corp.                               183,136
               4,906  McGraw-Hill, Inc.                                    249,593
               3,022  Meredith Corp.                                        71,017
              22,359  Time Warner, Inc.                                  1,006,155
                                                                    --------------
                                                                         1,795,778
                                                                    --------------

Publishing (Newspapers) (0.60%)
               4,617  Dow Jones & Co., Inc.                                186,988
               6,866  Gannett Co., Inc.                                    599,059
               4,866  Knight-Ridder, Inc.                                  189,166
               4,111  New York Times Co. Class A                           177,801
               5,038  Times Mirror Co. Class A                             278,349
               6,144  Tribune Co.                                          269,568
                                                                    --------------
                                                                         1,700,931
                                                                    --------------

Restaurants (0.65%)
               1,241  Luby's Cafeterias, Inc.                               22,648
              31,748  McDonald's Corp.                                   1,702,487
               2,609  Ryan's Family Steak Houses, Inc.*                     23,155
               2,309  Shoney's, Inc.*                                       10,679
               4,820  Wendy's International, Inc.                           99,412
                                                                    --------------
                                                                         1,858,381
                                                                    --------------

Retail Stores (Department) (0.54%)
               5,005  Dillard Dept. Stores, Inc. Class A                   154,529
               4,200  Federated Department Stores                          142,800
              10,301  J.C. Penney Co.                                      491,873
              11,486  May Department Stores Co.                            531,227
               1,456  Mercantile Stores Co., Inc.                           71,708
               3,893  Nordstrom, Inc.                                      152,800
                                                                    --------------
                                                                         1,544,937
                                                                    --------------

Retail Stores (Drugs) (0.26%)
               1,910  Longs Drug Stores Corp.                               48,227
               3,786  Rite Aid Corp.                                       174,156
              11,413  Walgreen Co.                                         524,998
                                                                    --------------
                                                                           747,381
                                                                    --------------

Retail Stores (Food Chains) (0.51%)
              12,421  Albertson's, Inc.                                    409,893
               7,281  American Stores Co.                                  331,285
               2,911  Giant Food, Inc. Class A                              93,880
               1,798  Great Atlantic & Pacific Tea Co., Inc.                44,725
              10,970  Kroger Co.                                           301,675
               7,435  Winn-Dixie Stores, Inc.                              258,366
                                                                    --------------
                                                                         1,439,824
                                                                    --------------

Retail Stores (General Merchandise) (1.60%)
               9,921  Dayton-Hudson Corp.                                  446,445
              22,917  K Mart Corp.*                                        312,244
              17,603  Sears, Roebuck & Co.                                 844,944
             104,722  Wal-Mart Stores, Inc.                              2,958,396
                                                                    --------------
                                                                         4,562,029
                                                                    --------------

Retail Stores (Specialty - Apparel) (0.30%)
               4,858  Charming Shoppes, Inc.                                28,693
              14,043  Gap (The), Inc.                                      447,621
               9,828  Limited, Inc.                                        178,133
               1,037  Payless Shoesource Inc.                               44,073
               3,228  TJX Companies, Inc.                                  152,523
                                                                    --------------
                                                                           851,043
                                                                    --------------

Retail Stores (Specialty) (0.95%)
               4,439  Circuit City Stores, Inc.                            175,895
               4,772  CVS Corporation                                      236,810
                 769  Footstar Inc.                                         15,957
              21,756  Home Depot, Inc.                                   1,261,848
               8,009  Lowes Companies, Inc.                                304,342
               2,828  Pep Boys -Manny, Moe & Jack                           92,264
               2,815  Tandy Corp.                                          147,436
              12,485  Toys 'R' Us, Inc.*                                   355,822
               5,962  Woolworth Corp.                                      128,183
                                                                    --------------
                                                                         2,718,557
                                                                    --------------

Shoes (0.29%)
              13,398  NIKE, Inc. Class B                                   753,638
               1,200  Reebok Int'l Ltd.                                     45,900
               2,031  Stride Rite Corp.                                     27,926
                                                                    --------------
                                                                           827,464
                                                                    --------------

Steel (0.17%)
               5,242  Armco, Inc.*                                          18,347
               4,474  Bethlehem Steel Corp.*                                36,911
               1,876  Inland Steel Industries, Inc.                         42,679
               4,289  Nucor Corp.                                          213,378
               3,585  USX-U.S. Steel Group                                 104,861
               3,826  Worthington Industries, Inc.                          72,216
                                                                    --------------
                                                                           488,392
                                                                    --------------

Telecommunications (Long Distance) (1.66%)
              71,231  AT&T Co.                                           2,386,239
              30,326  MCI Communications Corp.                           1,156,179
              17,492  Sprint Corp.                                         767,461
              16,828  Worldcom Inc.                                        403,872
                                                                    --------------
                                                                         4,713,751
                                                                    --------------

Textile (Apparel Manufacturers) (0.17%)
               3,155  Fruit of the Loom, Inc.  Class A *                   113,580
               2,869  Liz Claiborne, Inc.                                  129,822
               1,798  Russell Corp.                                         49,895
               2,703  V.F. Corp.                                           194,954
                                                                    --------------
                                                                           488,251
                                                                    --------------

Tobacco (1.80%)
               8,836  American Brands, Inc.                                474,935
             111,427  Philip Morris Cos., Inc.                           4,387,438
              10,392  UST, Inc.                                            271,491
                                                                    --------------
                                                                         5,133,864
                                                                    --------------

Toys (0.18%)
               6,433  Hasbro, Inc.                                         160,825
              12,214  Mattel, Inc.                                         340,465
                                                                    --------------
                                                                           501,290
                                                                    --------------
Total Industrial                                                       208,007,811
                                                                    --------------

TRANSPORTATION (1.27%)

Airlines (0.31%)
               3,847  AMR Corp.*                                           358,252
               2,742  Delta Air Lines, Inc.                                252,607
               6,556  Southwest Airlines Co.                               180,290
               2,584  USAir Group, Inc.*                                    83,657
                                                                    --------------
                                                                           874,806
                                                                    --------------

Railroads (0.78%)
               6,611  Burlington Northern Santa Fe                         520,616
              10,192  CSX Corp.                                            475,202
               6,038  Norfolk Southern Corp.                               542,665
              10,919  Union Pacific Corp.                                  696,086
                                                                    --------------
                                                                         2,234,569
                                                                    --------------

Transportation (Miscellaneous) (0.13%)
               4,664  Federal Express Corp.*                               251,273
               3,874  Ryder System, Inc.                                   120,578
                                                                    --------------
                                                                           371,851
                                                                    --------------

Truckers (0.05%)
               1,798  Caliber System Inc.                                   53,491
               1,075  Consolidated Freightways Corp.                        11,825
               2,150  CNF Transportation Inc.                               63,963
                 662  Yellow Corp.                                          12,744
                                                                    --------------
                                                                           142,023
                                                                    --------------
Total Transportation                                                     3,623,249
                                                                    --------------

UTILITIES (7.19%)

Electric Companies (2.35%)
               9,037  American Electric Power Co., Inc.                    365,998
               7,205  Baltimore Gas & Electric Co.                         183,728
               6,804  Carolina Power & Light Co.                           231,336
               8,983  Central & South West Corp.                           180,783
               7,457  Cinergy Corp.                                        247,945
               8,722  Consolidated Edison Co. of N.Y., Inc.                242,035
               7,778  Dominion Resources, Inc.                             267,369
               6,745  DTE Energy Company                                   180,429
               9,099  Duke Power Co.                                       399,219
              19,847  Edison International                                 416,787
              10,804  Entergy Corp.                                        252,544
               8,737  FPL Group, Inc.                                      389,889
               5,326  GPU Inc.                                             171,764
              12,371  Houston Industries, Inc.                             247,420
               7,284  Niagara Mohawk Power Corp.                            61,914
               3,159  Northern States Power Co.                            143,734
               6,810  Ohio Edison Co.                                      136,200
              13,039  PacifiCorp                                           259,150
               9,980  PECO Energy Co.                                      197,105
              18,879  PG & E Corporation                                   453,096
               3,300  PP & L Resources                                      64,763
              11,119  Public Service Enterprise Group, Inc.                268,246
              29,886  Southern Co.                                         608,927
              10,121  Texas Utilities Co.                                  341,584
               9,575  Unicom Corp.                                         208,256
               4,921  Union Electric Corp.                                 175,311
                                                                    --------------
                                                                         6,695,532
                                                                    --------------

Natural Gas (0.68%)
               5,491  Coastal Corp.                                        260,823
               2,700  Columbia Gas Systems, Inc.                           167,062
               3,173  Consolidated Natural Gas Co.                         159,840
                 874  El Paso Natural Gas Co.                               50,801
              11,601  Enron Corp.                                          436,488
               2,661  ENSERCH Corp.                                         52,222
               2,028  NICOR, Inc.                                           68,698
               1,311  ONEOK, Inc.                                           39,002
               3,910  Pacific Enterprises                                  119,744
               6,739  Panenergy Corp.                                      298,201
               1,662  Peoples Energy Corp.                                  56,092
               3,904  Sonat, Inc.                                          223,016
                                                                    --------------
                                                                         1,931,989
                                                                    --------------

Telephone (4.16%)
              22,249  Airtouch Communications Corp.*                       567,350
              24,479  Ameritech Corp.                                    1,496,279
              19,625  Bell Atlantic Corp.                                1,329,594
              46,405  BellSouth Corp.                                    2,065,022
              43,276  GTE Corp.                                          1,985,286
              19,273  NYNEX Corp.                                          997,378
              41,062  SBC Communications Inc                             2,278,936
              22,168  U S West Media Group                                 382,398
              21,263  U.S. West, Inc.                                      746,863
                                                                    --------------
                                                                        11,849,106
                                                                    --------------
Total Utilities                                                         20,476,627
                                                                    --------------

FINANCIAL (14.48%)

Financial Miscellaneous (2.88%)
              22,146  American Express Co.                               1,458,868
              10,660  American General Corp.                               465,043
              15,188  Dean Witter Discover & Co.                           580,941
              32,876  Federal Home Loan Mortgage                         1,047,922
              49,659  Federal National Mortgage
                      Association                                        2,042,226
               6,277  Green Tree Financial Corp.                           185,956
              15,318  MBNA Corp.                                           505,494
               9,172  Merrill Lynch & Co., Inc.                            873,633
               7,424  Morgan Stanley Group, Inc.                           468,640
               4,845  Salomon, Inc.                                        242,250
               3,720  Transamerica Corp.                                   315,270
                                                                    --------------
                                                                         8,186,243
                                                                    --------------

Life Insurance (0.38%)
               2,100  Aon Corp.                                            139,650
               3,170  Jefferson-Pilot Corp.                                183,068
               4,608  Lincoln National Corp.                               258,048
               5,008  Providian Corp.                                      289,212
               2,692  Torchmark Corp.                                      167,241
               1,045  USLIFE Corp.                                          50,682
                                                                    --------------
                                                                         1,087,901
                                                                    --------------

Major Regional Banks (4.23%)
              20,937  Banc One Corp.                                       887,205
              18,396  Bank Of New York                                     726,642
               9,510  Barnett Banks, Inc.                                  464,801
               2,300  Comerica, Inc.                                       134,550
               9,024  CoreStates Financial Corp.                           456,840
               5,208  Fifth Third Bancorp                                  388,647
               7,288  First Bank System, Inc.                              559,354
               9,796  First Union Corp.                                    822,864
              12,409  Fleet Financial Group                                756,949
              10,848  Keycorp                                              565,452
               8,688  National City Corp.                                  423,540
              25,832  NationsBank Corp.                                  1,559,607
              17,564  Norwest Corp.                                        876,005
              12,956  PNC Bank Corp.                                       532,815
              10,936  Suntrust Banks, Inc.                                 555,002
               5,600  U.S. Bancorp, Inc.                                   319,900
               8,919  Wachovia Corp.                                       521,762
               5,574  Wells Fargo & Co.                                  1,486,865
                                                                    --------------
                                                                        12,038,800
                                                                    --------------

Money Center Banks (2.35%)
               4,180  Bankers Trust N.Y. Corp.                             340,147
              20,979  Chase Manhattan Corp.                              1,943,180
              21,668  Citicorp                                           2,440,358
              15,366  First Chicago NBD Corporation                        864,338
               8,875  Morgan (J.P.) & Co., Inc.                            904,141
               2,267  Republic New York Corp.                              207,714
                                                                    --------------
                                                                         6,699,878
                                                                    --------------

Multi-Line Insurance (2.45%)
               6,808  Aetna Inc.                                           620,379
              19,550  Allstate Corp.                                     1,280,525
              21,339  American International Group, Inc.                 2,742,062
               3,164  CIGNA Corp.                                          475,786
              29,260  Travelers, Inc.                                    1,620,273
               3,164  Unum Corp.                                           243,628
                                                                    --------------
                                                                         6,982,653
                                                                    --------------

Other Major Banks (1.10%)
               5,891  Bank of Boston Corp.                                 428,570
              18,131  BankAmerica Corp.                                  2,119,061
               6,876  Mellon Bank Corp.                                    571,568
                                                                    --------------
                                                                         3,119,199
                                                                    --------------

Personal Loans (0.21%)
               2,984  Beneficial Corp.                                     190,976
               4,663  Household International, Inc.                        410,344
                                                                    --------------
                                                                           601,320
                                                                    --------------

Property-Casualty Insurance (0.65%)
               3,740  General Re Corp.                                     625,515
               2,500  MGIC Investment Corp.                                203,125
               5,506  SAFECO Corp.                                         220,240
               3,910  St. Paul Companies, Inc.                             261,970
               7,648  The Chubb Corp.                                      441,672
               5,435  USF&G Corp.                                          108,700
                                                                    --------------
                                                                         1,861,222
                                                                    --------------

Savings & Loans Companies (0.23%)
               5,210  Ahmanson (H.F.) & Co.                                198,631
               2,649  Golden West Financial Corp.                          172,185
               6,429  Great Western Financial Corp.                        270,018
                                                                    --------------
                                                                           640,834
                                                                    --------------
Total Financial                                                         41,218,050
                                                                    --------------
Total Common Stock
(cost $207,048,159)                                                    273,325,737
                                                                    --------------

PRINCIPAL
  AMOUNT
----------

SHORT-TERM INVESTMENTS, (4.53%)
Repurchase Agreement, (0.49%)(b)
         $1,402,000   First Boston
                      5.33%; 5/2/97 (cost $1,402,000;
                      maturity value $1,403,453)                   $     1,402,000
                                                                    --------------
United States Treasury Bills (4.04%)(c)
           6,700,000  5.11%; 7/24/97                                     6,620,348
           5,000,000  5.42%; 10/16/97                                    4,874,187
                                                                    --------------
Total United States Treasury Bills
(cost $11,494,535)                                                      11,494,535
                                                                    --------------
Total Short-term Investments
(cost $12,896,535)                                                      12,896,535
                                                                    --------------
Total Investments (cost $219,944,694) (a)
(100.54%)(a)                                                           286,222,272
Liabilities Less Other Assets (-0.54%)                                  (1,548,076)
                                                                    --------------
Net Assets (100%)                                                     $284,674,196
                                                                    ==============
* Non-income producing security.

(a) Aggregate cost for federal income tax purposes is $219,944,694. At
    April 30, 1997 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

    Gross unrealized appreciation                                      $68,906,097
    Gross unrealized depreciation                                       (2,628,519)
                                                                    --------------
    Net unrealized appreciation                                        $66,277,578
                                                                    ==============

(b) The Repurchase Agreement is collateralized by obligations of the United States government and its agencies with a market value of $1,428,911 which exceeds the value of the repurchase agreement. It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily. If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained. The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.

(c) At April 30, 1997, the market value of $11,495,573 of the U.S. Treasury
    Bills were pledged to cover margin requirements for futures contracts.

    Futures contracts at April 30, 1997:
    (Contracts-$500 times premium/delivery
    month/commitment)

                                                                      Unrealized
                                                                     Depreciation
                                                                    --------------
    S&P 500 Stock Index:
    682/June/Sell                                                     $(20,943,900)
                                                                    ==============
See accompanying notes to financial statements





[RIGHTIME LOGO]                                                        April 30, 1997
Rightime                                                                   (Unaudited)
Family of Funds
                                                                         The Rightime
                                                                Social Awareness Fund
                                                             Portfolio of Investments
-------------------------------------------------------------------------------------
Principal                                                                     Value
  Amount                                                                     (Note 1)
------------                                                           --------------

SHORT-TERM INVESTMENTS (98.31%)
Repurchase Agreements (38.29%)(b)
            $500,000    Sanwa-BGK Securities Co.
                        5.38%; 5/1/97 (cost $500,000;
                        maturity value $500,075)                            $500,000
           2,000,000    Smith Barney Inc.
                        5.42%; 5/1/97 (cost $2,000,000;
                        maturity value $2,000,301)                         2,000,000
           1,494,000    CS First Boston Inc.
                        5.33%; 5/2/97 (cost $1,494,000;
                        maturity value $1,495,548)                         1,494,000
                                                                      --------------
Total Repurchase Agreements
(cost $3,994,000)                                                          3,994,000
                                                                      --------------
    United States Treasury Bills (60.02%)
             500,000    5.11%; 7/24/97                                       494,056
           4,300,000    4.99%; 6/12/97                                     4,275,368
           1,500,000    4.99%; 6/12/97                                     1,491,408
                                                                      --------------
Total United States Treasury Bills
(cost $6,260,832)                                                          6,260,832
                                                                      --------------
Total Short-term Investments
(cost $10,254,832)                                                        10,254,832
                                                                      --------------
Other Equity Securities
(cost $67,704) (.82%)                                                         85,475

Total Investments (cost $10,322,536)
(99.13%)(a)                                                               10,340,307

Other Assets Less Liabilities (0.87%)                                         90,186
                                                                      --------------
Net Assets (100.00%)                                                     $10,430,493
                                                                      ==============
(a) Aggregate cost for federal income tax purposes is $10,322,536.
    At April 30, 1997 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

    Gross unrealized appreciation                                            $17,771
    Gross unrealized depreciation                                                  0
                                                                      --------------
    Net unrealized appreciation                                              $17,771
                                                                      ==============

(b) The Repurchase Agreements are collateralized by obligations of the United States government and its agencies with a market value of $4,076,690 which exceeds the value of the repurchase agreement. It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily. If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained. The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.

See accompanying notes to financial statements





[RIGHTIME LOGO]                                                        April 30, 1997
Rightime                                                                   (Unaudited)
Family of Funds
                                                             The Rightime Midcap Fund
                                                             Portfolio of Investments
-------------------------------------------------------------------------------------
Principal                                                                   Value
  Amount                                                                   (Note 1)
--------------                                                         --------------

SHORT-TERM INVESTMENTS (99.33%)
Repurchase Agreements (38.49%)(b)
         $15,000,000    Smith Barney  Inc.
                        5.42%; 5/1/97 (cost $15,000,000;
                        maturity value $15,002,258)                      $15,000,000
          11,359,000    CS First Boston Inc.
                        5.33%; 5/2/97 (cost $11,359,000;
                        maturity value $11,370,772)                       11,359,000
           3,500,000    Sanwa-BGK Securities Co.
                        5.38%; 5/1/97 (cost $3,500,000;
                        maturity value $3,500,523)                         3,500,000
                                                                      --------------
Total Repurchase Agreements
(cost $29,859,000)                                                        29,859,000
                                                                      --------------
United States Treasury Bills (60.84%)
          43,500,000    4.99%;6/12/97                                     43,250,817
           4,000,000    5.11%;7/24/97                                      3,952,447
                                                                      --------------
Total United States Treasury Bills
(cost $47,203,264)                                                        47,203,264
                                                                      --------------
Total Investments (cost $77,062,264)
(99.33%)(a)                                                               77,062,264

Other Assets Less Liabilities (0.67%)                                        522,547
                                                                      --------------
Net Assets (100.00%)                                                     $77,584,811
                                                                      ==============

(a) Aggregate cost for federal income tax purposes is $77,062,264.

(b) The Repurchase Agreements are collateralized by obligations of the United States government and its agencies with a market value of $30,475,239 which exceeds the value of the repurchase agreement. It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily. If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained. The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.

See accompanying notes to financial statements





[RIGHTIME LOGO]                                                                                  Statements of
Rightime                                                                                            Assets and
Family of Funds                                                                                    Liabilities
--------------------------------------------------------------------------------------------------------------

                                                                               The Rightime
                                                                                Government      The Rightime
                                                              The Rightime      Securities        Blue Chip
                                                                  Fund             Fund             Fund
                                                             ---------------  ---------------  ---------------
ASSETS
Investments in securities, at market value
(Identified cost $153,547,231, $7,825,622 and
$219,944,694, respectively) (Note 1)                            $153,231,573       $7,725,047     $286,222,272
Cash                                                                  95,930            1,052               --
Receivables:
Dividends and interest                                                77,491          109,572          402,825
Fund shares sold                                                      89,513            1,865          121,872
Prepaid expenses and other assets                                         --            3,127           61,900
Deferred organization costs                                           38,106               --               --
                                                             ---------------  ---------------  ---------------
Total assets                                                     153,532,613        7,840,663      286,808,869
                                                             ---------------  ---------------  ---------------
LIABILITIES
Payables:
Fund shares repurchased                                               85,025           59,176           70,039
Variation margin                                                     474,750           28,875        1,534,500
Accrued expenses                                                      54,770          (12,079)         103,783
Other liabilities                                                      9,107            1,858          426,351
                                                             ---------------  ---------------  ---------------
Total liabilities                                                    623,652           77,830        2,134,673
                                                             ---------------  ---------------  ---------------
NET ASSETS (applicable to 5,146,394; 672,934; and
8,668,046 outstanding shares, respectively) (Note 4)            $152,908,961       $7,762,833     $284,674,196
                                                             ===============  ===============  ===============
Net asset value and redemption price per share                        $29.71           $11.54           $32.84
                                                                     =======          =======          =======
Maximum offering price per share                                      $29.71           $12.12 (1)       $34.48 (1)
                                                                     =======          =======          =======
NET ASSETS
At April 30, 1997 net assets consisted of:
Paid-in capital                                                 $154,690,255      $14,173,646     $230,029,321
Undistributed net investment income                                1,753,800           21,166          101,220
Undistributed net realized gains (losses) on investments           3,106,014       (6,113,529)       9,209,977
Net unrealized appreciation (depreciation) of investments           (315,658)        (100,575)      66,277,578
Net unrealized depreciation of futures contracts                  (6,325,450)        (217,875)     (20,943,900)
                                                             ---------------  ---------------  ---------------
                                                                $152,908,961       $7,762,833     $284,674,196
                                                             ===============  ===============  ===============

(1) Net asset value, plus 4.99% of net asset value or 4.75% of offering price.

See accompanying notes to financial statements


April 30, 1997 (Unaudited)
---------------------------------------------------------------------------------------------
                                                               The Rightime
                                                                  Social        The Rightime
                                                                 Awareness         MidCap
                                                                   Fund             Fund
                                                             ---------------  ---------------
ASSETS
Investments in securities, at market value
(Identified cost $10,322,536 and $77,062,264,
respectively) (Note 1)                                           $10,340,307      $77,062,264
Cash                                                                  60,539          513,528
Receivables:
Dividends and interest                                                 8,874           49,423
Fund shares sold                                                      28,500           27,326
Deferred organization costs                                            1,812           18,003
                                                             ---------------  ---------------
Total assets                                                      10,440,032       77,670,544
                                                             ---------------  ---------------
LIABILITIES
Payables:
Fund shares repurchased                                                8,314           62,272
Accrued expenses                                                         803           20,936
Other liabilities                                                        422            2,525
                                                             ---------------  ---------------
Total liabilities                                                      9,539           85,733
                                                             ---------------  ---------------
NET ASSETS (applicable to 356,579 and 2,778,510
outstanding shares, respectively) (Note 4)                       $10,430,493      $77,584,811
                                                             ===============  ===============
Net asset value and redemption price per share                        $29.25           $27.92
                                                                    ========         ========
Maximum offering price per share                                       30.71 (1)        29.31 (1)
                                                                    ========         ========
NET ASSETS
At April 30, 1997 net assets consisted of:
Paid-in capital                                                  $10,025,483      $76,580,283
Undistributed net investment income                                    8,175           61,989
Undistributed net realized gains on investments                      379,064          942,539
Net unrealized appreciation of investments                             17,771              --
                                                             ---------------  ---------------
                                                                 $10,430,493      $77,584,811
                                                             ===============  ===============

(1) Net asset value, plus 4.99% of net asset value or 4.75% of offering price.

See accompanying notes to financial statements





[RIGHTIME LOGO]
Rightime                                                                                          Statement of
Family of Funds                                                                                     Operations
--------------------------------------------------------------------------------------------------------------
                                                                                The Rightime
                                                                                 Government      The Rightime
                                                               The Rightime      Securities        Blue Chip
                                                                   Fund             Fund             Fund
                                                             ---------------  ---------------  ---------------
INVESTMENT INCOME
Income
Dividends                                                         $3,590,029              $--       $2,798,694
Interest                                                             429,317          310,630          403,102
                                                             ---------------  ---------------  ---------------
Total income                                                       4,019,346          310,630        3,201,796
                                                             ---------------  ---------------  ---------------
EXPENSES
Administrative services (Note 2)                                     792,675           34,118        1,248,546
Investment advisory fees (Note 2)                                    417,198           18,196          734,439
Distribution costs -- 12b-1 (Notes 2 and 3)                          417,198               --          367,220
Distribution costs -- service charge (Notes 2 and 3)                 208,599           11,373          367,219
Transfer agent fees (Note 2)                                          91,446           17,018          172,483
Accounting services (Note 2)                                          30,250            9,485           39,978
Legal and audit fees                                                  20,100            3,282           30,450
Insurance                                                             12,000            1,735           18,900
Reports to shareholders                                               12,600              750           20,490
Custody fees                                                           9,600            1,641           19,380
Registration fees                                                      6,000            3,891            6,690
Directors fees                                                         7,200              468           11,700
Miscellaneous                                                         19,402               --           47,149
                                                             ---------------  ---------------  ---------------
Total expenses                                                     2,044,268          101,957        3,084,644
                                                             ---------------  ---------------  ---------------
Net investment income                                              1,975,078          208,673          117,152
                                                             ---------------  ---------------  ---------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) from security transactions               (3,854,140)         (43,906)       8,623,286
Capital gain distribution from regulated investment companies      6,811,712               --               --
Net realized loss on futures contracts                              (973,022)        (556,078)      (6,564,104)
Increase (decrease) in unrealized appreciation of investments     (4,066,735)        (361,000)      24,078,529
Increase (decrease) in unrealized appreciation of
futures contracts                                                 (5,214,450)         115,219      (13,809,775)
                                                             ---------------  ---------------  ---------------
Net gain (loss) on investments                                    (7,296,635)        (845,765)      12,327,936
                                                             ---------------  ---------------  ---------------
Net increase (decrease) in net assets resulting
from operations                                                  $(5,321,557)       $(637,092)     $12,445,088
                                                             ===============  ===============  ===============

See accompanying notes to financial statements


For Six Months Ended April 30, 1997 (Unaudited)
---------------------------------------------------------------------------------------------
                                                               The Rightime     The Rightime
                                                             Social Awareness      MidCap
                                                                   Fund             Fund
                                                             ---------------  ---------------
INVESTMENT INCOME
Income
Dividends                                                            $67,902         $500,617
Interest                                                              55,357          581,137
                                                             ---------------  ---------------
Total income                                                         123,259        1,081,754
                                                             ---------------  ---------------
EXPENSES
Administrative services (Note 2)                                      41,139          350,292
Investment advisory fees (Note 2)                                     24,199          206,055
Distribution costs -- 12b-1 (Notes 2 and 3)                           12,099          103,027
Distribution costs -- service charge (Notes 2 and 3)                  12,099          103,027
Transfer agent fees (Note 2)                                           5,177           56,703
Accounting services (Note 2)                                           6,476           25,543
Legal and audit fees                                                   3,450           10,140
Insurance                                                                600            5,880
Reports to shareholders                                                  620            5,940
Custody fees                                                           2,070            5,700
Registration fees                                                      4,866            5,580
Directors fees                                                           348            3,300
Organization costs                                                        --              557
Miscellaneous                                                            592            4,847
                                                             ---------------  ---------------
Total expenses                                                       113,735          886,591
                                                             ---------------  ---------------
Net investment income                                                  9,524          195,163
                                                             ---------------  ---------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain from security transactions                         347,025        1,019,892
Net realized gain (loss) on futures contracts                         31,483          (87,688)
Increase in unrealized appreciation of investments                    17,771               --
                                                             ---------------  ---------------
Net gain on investments                                              396,279          932,204
                                                             ---------------  ---------------
Net increase in net assets resulting from operations                $405,803       $1,127,367
                                                             ===============  ===============

See accompanying notes to financial statements




[RIGHTIME LOGO]
Rightime                                                                                                      Statement of
Family of Funds                                                                                      Changes in Net Assets
--------------------------------------------------------------------------------------------------------------------------
                                                                                                   The Rightime
                                                         The Rightime Fund                  Government Securities Fund
                                               ----------------------------------      -----------------------------------
                                                 For Six Months                          For Six Months
                                              Ended April 30, 1997   For Year Ended   Ended April 30, 1997  For Year Ended
                                                   (Unaudited)      October 31, 1996       (Unaudited)      October 31, 1996
                                               --------------      --------------      --------------      --------------
OPERATIONS
Net investment income                              $1,975,078          $5,175,810            $208,673            $588,199
Net realized gain (loss) from
security transactions                              (3,854,140)         28,372,193             (43,906)            169,582
Capital gain distributions from
regulated investment companies                      6,811,712           7,461,168                  --                  --
Net realized gain (loss) on
futures contracts                                    (973,022)             61,593            (556,078)            593,236
Net increase (decrease) in unrealized
appreciation of investments                        (4,066,735)        (25,822,507)           (361,000)           (769,653)
Net increase (decrease) in unrealized
appreciation of futures contracts                  (5,214,450)         (1,181,000)            115,219            (344,438)
                                               --------------      --------------      --------------      --------------
Net increase (decrease) in net assets
resulting from operations                          (5,321,557)         14,067,257            (637,092)            236,926
Undistributed investment income
included in price of shares sold
and repurchased                                            --                  --              (2,432)            (18,607)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net realized gains
on investments                                     (4,662,612)        (34,013,909)                 --                  --
Distributions from net investment
income                                             (2,151,874)         (3,245,214)           (187,163)           (694,855)
CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets resulting
from capital share transactions
(Note 4)                                           (1,445,276)         30,716,107          (2,123,091)         (7,443,712)
                                               --------------      --------------      --------------      --------------
Total increase (decrease)                         (13,581,319)          7,524,241          (2,949,778)         (7,920,248)
NET ASSETS
Beginning of year                                 166,490,280         158,966,039          10,712,611          18,632,859
                                               --------------      --------------      --------------      --------------
End of year *                                    $152,908,961        $166,490,280          $7,762,833         $10,712,611
                                               ==============      ==============      ==============      ==============

* Including undistributed net
investment income of:                              $1,753,800          $1,930,596             $21,166              $2,088
                                               ==============      ==============      ==============      ==============

See accompanying notes to financial statements


                                                   The Rightime Blue Chip Fund
                                               ------------------------------------
                                                 For Six Months
                                              Ended April 30, 1997    For Year Ended
                                                  (Unaudited)        October 31, 1996
                                               --------------        --------------
OPERATIONS
Net investment income                                $117,152            $3,390,694
Net realized gain (loss) from
security transactions                               8,623,286            37,947,305
Capital gain distributions from
regulated investment companies                             --                    --
Net realized gain (loss) on
futures contracts                                  (6,564,104)           (1,450,289)
Net increase (decrease) in unrealized
appreciation of investments                        24,078,529            (2,218,293)
Net increase (decrease) in unrealized
appreciation of futures contracts                 (13,809,775)           (7,174,125)
                                               --------------        --------------
Net increase (decrease) in net assets
resulting from operations                          12,445,088            30,495,292
Undistributed investment income
included in price of shares sold
and repurchased                                            --                    --
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net realized gains
on investments                                       (606,775)          (35,771,172)
Distributions from net investment
income                                             (3,423,977)           (2,047,018)
CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets resulting
from capital share transactions
(Note 4)                                           (1,379,223)           35,342,710
                                               --------------        --------------
Total increase (decrease)                           7,035,113            28,019,812
NET ASSETS
Beginning of year                                 277,639,083           249,619,271
                                               --------------        --------------
End of year *                                    $284,674,196          $277,639,083
                                               ==============        ==============

* Including undistributed net
investment income of:                                $101,220            $3,408,045
                                               ==============        ==============

See accompanying notes to financial statements


(Unaudited)
----------------------------------------------------------------------------------------------------------------------------
                                                The Rightime Social Awareness Fund           The Rightime MidCap Fund
                                               -----------------------------------       -----------------------------------
                                                For Six Months                          For Six Months
                                            Ended April 30, 1997    For Year Ended   Ended April 30, 1997     For Year Ended
                                                 (Unaudited)       October 31, 1996       (Unaudited)        October 31, 1996
                                               --------------       --------------       --------------       --------------
OPERATIONS
Net investment income                                  $9,524             $123,444             $195,163           $1,367,373
Net realized gain from security transactions          347,025            1,911,874            1,019,892           15,611,628
Net realized gain (loss) on futures contracts          31,483               57,305              (87,688)             181,498
Net increase (decrease) in unrealized
appreciation of investments                            17,771           (1,099,843)                  --          (10,246,725)
Net increase (decrease) in unrealized
appreciation of futures contracts and
written options                                            --                 (375)                  --              270,000
                                               --------------       --------------       --------------       --------------
Net increase in net assets resulting
from operations                                       405,803              992,405            1,127,367            7,183,774
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net realized gains
on investments                                       (296,922)          (1,799,322)          (2,647,625)         (15,773,543)
Distributions from net investment income             (124,793)                  --           (1,467,855)            (328,544)
CAPITAL SHARE TRANSACTIONS
Increase in net assets resulting from
capital share transactions (Note 4)                 1,752,157            2,123,102              268,964           14,135,978
                                               --------------       --------------       --------------       --------------
Total increase (decrease)                           1,736,245            1,316,185           (2,719,149)           5,217,665
NET ASSETS
Beginning of year                                   8,694,248            7,378,063           80,303,960           75,086,295
                                               --------------       --------------       --------------       --------------
End of year *                                     $10,430,493           $8,694,248          $77,584,811          $80,303,960
                                               ==============       ==============       ==============       ==============
* Including undistributed net investment
income of:                                             $8,175             $123,444              $61,989           $1,334,681
                                               ==============       ==============       ==============       ==============

See accompanying notes to financial statements





[RIGHTIME LOGO]                                                                                     Finanical
Rightime                                                                                           Highlights
Family of Funds
                                                                 (For a Share Outstanding Throughout the Period)
---------------------------------------------------------------------------------------------------------------
                                         Net
                                       Realized
                    Net                  and            Distributions  Distributions            Net
                   Asset      Net     Unrealized              from       from                  Asset
                   Value   Investment   Gain      Total        Net     Realized                Value
                 Beginning   Income   (Loss) on    From     Investment  Capital     Total       End of   Total
                 of Period   (Loss)  Investments Operations   Income     Gains   Distributions  Period   Return(2)
----------------------------------------------------------------------------------------------------------------
The Rightime Fund
1997 (a)           $32.09     $0.38    $(1.43)   $(1.05)     $(0.42)    $(0.91)     $(1.33)   $29.71     (3.55)%
1996                37.55      1.14      2.11      3.25       (0.77)     (7.94)      (8.71)    32.09      8.96
1995                35.50     (0.10)     7.21      7.11       (0.30)     (4.76)      (5.06)    37.55     23.38
1994                37.42      0.29     (0.49)    (0.20)         --      (1.72)      (1.72)    35.50     (0.48)
1993                34.70     (0.32)     5.47      5.15       (0.05)     (2.38)      (2.43)    37.42     15.49
1992                37.33      0.06      2.16      2.22       (0.17)     (4.68)      (4.85)    34.70      6.15
---------------------------------------------------------------------------------------------------------------
The Rightime Government Securities Fund
1997 (a)           $12.65     $0.31    $(1.21)   $(0.90)     $(0.21)      $ --      $(0.21)   $11.54     (6.87)%
1996                13.06      0.52     (0.32)     0.20       (0.61)        --       (0.61)    12.65      1.48
1995                12.93      0.68      0.08      0.76       (0.63)        --       (0.63)    13.06      6.00
1994                14.31      0.61     (1.34)    (0.73)      (0.65)        --       (0.65)    12.93     (5.15)
1993                13.16      0.66      1.21      1.87       (0.72)        --       (0.72)    14.31     14.60
1992                12.86      0.71      0.19      0.90       (0.60)        --       (0.60)    13.16      7.20
---------------------------------------------------------------------------------------------------------------
The Rightime Blue Chip Fund
1997 (a)           $31.88     $0.01     $1.42     $1.43      $(0.40)    $(0.07)     $(0.47)   $32.84      4.44%
1996                32.84      0.40      3.52      3.92       (0.28)     (4.60)      (4.88)    31.88     12.26
1995                33.08      0.35      5.66      6.01       (0.46)     (5.79)      (6.25)    32.84     22.31
1994                33.14      0.39     (0.04)     0.35       (0.23)     (0.18)      (0.41)    33.08      1.06
1993                29.70      0.26      3.41      3.67       (0.23)        --       (0.23)    33.14     12.41
1992                28.22      0.25      1.55      1.80       (0.32)        --       (0.32)    29.70      6.41
---------------------------------------------------------------------------------------------------------------
The Rightime Social Awareness Fund
1997 (a)           $29.09     $0.04     $1.60     $1.64      $(0.44)    $(1.04)     $(1.48)   $29.25      5.55%
1996                32.37      0.41      3.88      4.29          --      (7.57)      (7.57)    29.09     13.62
1995                26.84      0.08      5.91      5.99       (0.46)        --       (0.46)    32.37     22.70
1994                29.07      0.33     (0.72)    (0.39)         --      (1.84)      (1.84)    26.84     (1.27)
1993                29.64     (0.02)     1.76      1.74       (0.04)     (2.27)      (2.31)    29.07      5.82
1992                25.56      0.12      4.30      4.42       (0.23)     (0.11)      (0.34)    29.64     17.43
---------------------------------------------------------------------------------------------------------------
The Rightime MidCap Fund
1997(a)            $29.02     $0.07     $0.33     $0.40      $(0.54)    $(0.96)     $(1.50)   $27.92      1.20%
1996                32.95      0.49      2.56      3.05       (0.14)     (6.84)      (6.98)    29.02      9.65
1995                28.44      0.26      5.25      5.51       (0.45)     (0.55)      (1.00)    32.95     20.07
1994                31.07      0.32     (0.78)    (0.46)         --      (2.17)      (2.17)    28.44     (1.38)
1993                27.08     (0.03)     4.80      4.77       (0.05)     (0.73)      (0.78)    31.07     17.93
1992 (1)            25.00      0.03      2.07      2.10       (0.02)        --       (0.02)    27.08      8.40
---------------------------------------------------------------------------------------------------------------

(a) For six months ended April 30, 1997 (Unaudited)
(1) Inception of fund was November 11, 1991
(2) Excludes sales charge

See accompanying notes to financial statements


April 30, 1997 (Unaudited)
-------------------------------------------------------------------------------------------------
                                                     RATIOS
                ---------------------------------------------------------------------------------
                                                          Net Investment
                                                          Income (loss)                Average
                Net Assets At The   Expenses to Average    To Average    Portfolio   Commission
                   End Of Period         Net Assets        Net Assets    Turnover      Rate Paid
-------------------------------------------------------------------------------------------------
The Rightime Fund
1997 (a)            $152,908,961             2.45%*            2.37%*      55.82%        --
1996                 166,490,280             2.45              3.11        15.40         --
1995                 158,966,039             2.47             (0.27)        9.45         --
1994                 149,207,566             2.51              0.78        11.50         --
1993                 172,178,587             2.52             (0.83)        1.86         --
1992                 170,955,840             2.56              0.15        72.63         --
-------------------------------------------------------------------------------------------------
The Rightime Government Securities Fund
1997 (a)              $7,762,833             2.25%*            4.59%*      17.63%        --
1996                  10,712,611             2.15              4.08       109.47         --
1995                  18,632,859             1.90              5.29        77.98         --
1994                  25,746,377             1.90              4.62       216.70         --
1993                  33,934,808             1.98              4.72       120.80         --
1992                  30,312,806             2.03              5.53       126.25         --
-------------------------------------------------------------------------------------------------
The Rightime Blue Chip Fund
1997 (a)            $284,674,196             2.10%*            0.08%*       9.83%     $0.03
1996                 277,639,083             2.08              1.25         1.30       0.03
1995                 249,619,271             2.17              1.13        17.52         --
1994                 221,681,939             2.22              1.16         0.98         --
1993                 223,687,834             2.16              0.72         1.97         --
1992                 211,481,090             2.25              0.87           --         --
-------------------------------------------------------------------------------------------------
The Rightime Social Awareness Fund
1997 (a)             $10,430,493             2.35%*            0.20%*     117.36%     $0.03
1996                   8,694,248             2.42              1.51        46.57       0.05
1995                   7,378,063             2.75              0.32        36.49         --
1994                   7,221,772             2.56              1.04        54.85         --
1993                  10,556,506             2.40             (0.19)      238.52         --
1992                   6,525,545             2.49              0.45       276.62         --
-------------------------------------------------------------------------------------------------
The Rightime MidCap Fund
1997 (a)             $77,584,811             2.15%*            0.47%*      96.05%     $0.04
1996                  80,303,960             2.19              1.72         3.59       0.02
1995                  75,086,295             2.19              0.84        24.67         --
1994                  65,252,084             2.28              1.14         0.75         --
1993                  62,124,470             2.28             (0.19)       38.79         --
1992 (1)              31,311,779             2.34*             0.17*       35.10         --

 * Annualized
(a) For six months ended April 30, 1997 (Unaudited)
(1) Inception of fund was November 11, 1991

See accompanying notes to financial statements




                                                      April 30, 1997
                                                          (Unaudited)

[RIGHTIME LOGO]                            Notes to Financial Statements
Rightime
Family of Funds

NOTE 1 - SUMMARY OF SIGNIFICANT
ACCOUNTING POLICIES

The Rightime Fund, The Rightime Government Securities Fund, The Rightime Blue Chip Fund, The Rightime Social Awareness Fund, and The Rightime MidCap Fund (the "Funds") are each a series of shares of common stock of The Rightime Fund Inc., which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The company was incorporated in the state of Maryland on November 15, 1984.

The investment objective of the Rightime Fund, the Rightime Blue Chip Fund and the Rightime Midcap Fund is to achieve high total return consistent with reasonable risk. The Rightime Fund seeks to achieve this objective by concentrating in shares of registered investment companies. The Rightime Blue Chip Fund seeks to achieve this objective by investing in securities of well known and established companies ("Blue Chips"). The Rightime Midcap Fund seeks to achieve this objective by investing in securities of companies with medium-size market capitalization ("MidCaps").

The investment objective of the Rightime Social Awareness Fund is to achieve growth of capital and its second objective is current income, consistent with reasonable risk. The Rightime Social Awareness Fund seeks to achieve its objective by investing in securities of companies with prospects for above average capital growth which, in the opinion of the fund's advisor, show evidence in the conduct of their business, relative to other companies in the same industry, of contributing to the enhancement of the qualitiy of human life.

The investment objective of the Rightime Government Securities Fund is to achieve high current income consistent with safety and liquidity of principal. The fund seeks to achieve this objective by investing in securities that are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities or secured by such securities.

The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION

The Funds' investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Other securities are valued at the most recent bid price. Investments in regulated investment companies are valued at the net asset value per share as quoted by the National Association of Securities Dealers on the last business day of the fiscal period. Investments in money market funds are valued at cost which approximates market value. Short-term investments are valued at amortized cost which approximates market value.

FUTURES CONTRACTS

Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

The Rightime Government Securities Fund may purchase or sell future contracts which are based on government securities, including any index of government securities in order to protect itself against the adverse effects of fluctuations in interest rates. Risks of entering into these future contracts include the possibility that there may be an illiquid market and that if the advisor's investment judgement about the general direction of interest rates is incorrect the fund's overall performance may be poorer than if it had not entered into any such contracts. The other four Rightime Funds may purchase or sell stock index future contracts as a hedge against changes in market conditions. Risks include the possibility of an illiquid market and that a change in the value of the contract may not correlate with changes in the securities being hedged.

FEDERAL INCOME TAXES

No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

At April 30, 1997, The Rightime Government Securities Fund had approximately $5,846,639 in capital loss carryovers available to offset future capital gains, if any, which expire from 1998 to 2003.

SECURITY TRANSACTIONS, INVESTMENT
INCOME AND OTHER

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, wash sales and futures transactions.

DEFERRED ORGANIZATION EXPENSE

All of the Funds' expenses in connection with its organization and the public offering of its shares of common stock have been paid by the Funds. Such expenses have been deferred and are being amortized as charges against net investment income over a period of five years.

EQUALIZATION

The Rightime Government Securities Fund follows the accounting practice of "equalization" whereby part of the proceeds from the capital share transactions, equivalent to a proportionate share of the distributable investment income on the date of the transaction, is transferred to or from the undistributed net investment income account. Undistributed net investment income is therefore unaffected by capital share transactions.

USE OF ESTIMATES IN FINANCIAL STATEMENTS

In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that effect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the period. Actual results may differ from the estimates.

NOTE 2 - INVESTMENT ADVISORY FEE AND
OTHER TRANSACTIONS WITH AFFILIATES

The Investment Advisor, Rightime Econometrics, Inc., is paid a monthly fee based on an annual rate (summarized below) of the Funds' average daily net assets. In the event the expenses of the Fund for any fiscal year (including the advisory and administrative fees, but excluding interest, taxes, brokerage commissions, distribution fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds' business) exceed the limits set by applicable regulation of state securities commissions, if any, the compensation due to the Advisor will be reduced by the amount of such excess.

The Funds' Administrator, Rightime Administrators, Inc., is paid a monthly fee based on an annual rate (summarized below) of the Funds' average daily net assets for providing office facilities and certain administrative services.

The Funds' Distributor, Lincoln Investment Planning, Inc., is paid a monthly fee based on an annual rate (summarized below) of the Funds' average daily net assets for costs incurred in connection with the sale of the Funds' capital stock (see Note 3).

A summary of annual fee rates applied to average daily net assets are as follows:
                        Advisory  Administration  Distribution
                          Fee          Fee           Costs
                         ------     ----------      --------
The Rightime Fund        .50%         .95%           .75%
The Rightime
  Government
  Securities Fund        .40%         .75%           .25%
The Rightime
  Blue Chip Fund         .50%         .85%           .50%
The Rightime Social
  Awareness Fund         .50%         .85%           .50%
The Rightime
  MidCap Fund            .50%         .85%           .50%

During the six month period ended April 30, 1997, the Distributor received commissions as an underwriter and a retail dealer of Fund shares as follows:

The Rightime Government
  Securities Fund                        $10,700
The Rightime Blue Chip                  $475,825
The Rightime Social Awareness Fund       $42,579
The Rightime MidCap Fund                $100,768

Lincoln Investment Planning, Inc., also provides the Funds with transfer agent and accounting and recordkeeping services. Aggregate transfer agent and accounting services fees received by Lincoln Investment Planning, Inc. were $298,011 and $113,450, respectively. During the six month period ended April 30, 1997, Lincoln Investment Planning, Inc. waived fees of $4,439 and $6,476, respectively, for transfer agent and accounting services provided to the Rightime Social Awareness Fund. During the six month period ended April 30, 1997, Lincoln Investment Planning, Inc. waived fees of $3,287 and $2,083, respectively, for transfer agent and accounting services provided to the Rightime Government Securities Fund.

Certain officers and directors of the company are also officers and/or directors of the Advisor, Administrator, Transfer Agent and/or
Distributor.

NOTE 3 - DISTRIBUTION COSTS

The Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of the Funds as defined in the Investment Company Act of 1940, have adopted a distribution plan pursuant to Rule 12b-1 of the Act. The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the Funds may incur certain costs which may not exceed the rates detailed above per annum of the Funds' average daily net assets for payments to the Distributor for items such as advertising expenses, selling expenses, commissions or travel reasonably intended to result in sales of shares of the Funds and for commissions for Fund shares sold by representatives of the Distributor or other broker-dealers. The distribution costs include a service charge based on an annual rate of .25% of the Funds' average daily net assets.




NOTE 4 - CAPITAL SHARES

The Rightime Fund, Inc. has 500,000,000 shares of $.01 par value stock authorized which may be allocated to any series. Currently 50,000,000 shares have been allocated to the Rightime Fund and 20,000,000 shares to each of the other four Funds. Transactions in capital stock were as follows:

                                               The Rightime Fund
                              ------------------------------------------------------
                                         1997                       1996
                              --------------------------  --------------------------
                                 Shares        Value         Shares        Value
                              ------------  ------------  ------------  ------------
Shares sold                        243,424    $7,830,626       468,508   $16,805,846
Shares issued in reinvestment
of distributions                   213,102     6,783,054     1,129,061    37,071,501
                              ------------  ------------  ------------  ------------
                                   456,526    14,613,680     1,597,569    53,877,347
Shares redeemed                   (499,019)  (16,058,956)     (641,747)  (23,161,240)
                              ------------  ------------  ------------  ------------
Net increase (decrease)            (42,493)  $(1,445,276)      955,822   $30,716,107
                              ============  ============  ============  ============

                                      The Rightime Government Securities Fund
                              ------------------------------------------------------
                                        1997                        1996
                              --------------------------  --------------------------
                                 Shares        Value         Shares        Value
                              ------------  ------------  ------------  ------------
Shares sold                         27,817      $339,007        70,161      $905,052
Shares issued in reinvestment
of distributions                    14,901       180,537        50,386       655,134
                              ------------  ------------  ------------  ------------
                                    42,718       519,544       120,547     1,560,186
Shares redeemed                   (216,824)   (2,642,635)     (699,840)   (9,003,898)
                              ------------  ------------  ------------  ------------
Net increase (decrease)           (174,106)  $(2,123,091)     (579,293)  $(7,443,712)
                              ============  ============  ============  ============

                                           The Rightime Blue Chip Fund
                              ------------------------------------------------------
                                         1997                      1996
                              --------------------------  --------------------------
                                 Shares        Value         Shares        Value
                              ------------  ------------  ------------  ------------
Shares sold                        488,062   $16,676,592       891,634   $30,005,701
Shares issued in reinvestment
of distributions                   119,427     4,002,023     1,175,013    37,609,632
                              ------------  ------------  ------------  ------------
                                   607,489    20,678,615     2,066,647    67,615,333
Shares redeemed                   (647,241)  (22,057,838)     (959,181)  (32,272,623)
                              ------------  ------------  ------------  ------------
Net increase (decrease)            (39,752)  $(1,379,223)    1,107,466   $35,342,710
                              ============  ============  ============  ============

                                           The Rightime Social Awareness Fund
                              ------------------------------------------------------
                                         1997                       1996
                              --------------------------  --------------------------
                                 Shares        Value         Shares        Value
                              ------------  ------------  ------------  ------------
Shares sold                         71,822    $2,203,057       $43,737    $1,472,939
Shares issued in reinvestment
of distributions                    13,914       411,036        60,687     1,764,746
                              ------------  ------------  ------------  ------------
                                    85,736     2,614,093       104,424     3,237,685
Shares redeemed                    (28,039)     (861,936)      (33,480)   (1,114,583)
                              ------------  ------------  ------------  ------------
Net increase (decrease)             57,697    $1,752,157       $70,944    $2,123,102
                              ============  ============  ============  ============

                                           The Rightime MidCap Fund
                              ------------------------------------------------------
                                         1997                        1996
                              --------------------------  --------------------------
                                 Shares        Value         Shares        Value
                              ------------  ------------  ------------  ------------
Shares sold                        125,698    $3,719,725       261,155    $8,362,050
Shares issued in reinvestment
of distributions                   141,513     4,093,979       547,119    16,052,380
                              ------------  ------------  ------------  ------------
                                   267,211     7,813,704       808,274    24,414,430
Shares redeemed                   (255,646)   (7,544,740)     (320,085)  (10,278,452)
                              ------------  ------------  ------------  ------------
Net increase (decrease)             11,565      $268,964       488,189   $14,135,978
                              ============  ============  ============  ============



NOTE 5 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term investments during the year ended April 30, 1997 were as follows:

                                  Purchases         Sales
                                 ----------     --------------
The Rightime Fund               $148,258,695     $ 71,234,171
The Rightime Government
Securities Fund                 $  3,918,750     $  1,262,344
The Rightime Blue Chip Fund     $130,816,177     $ 25,938,604
The Rightime Social
Awareness Fund                  $ 10,182,690     $ 10,462,011
The Rightime MidCap Fund        $ 69,500,324     $ 70,520,183



[THIS PAGE INTENTIONALLY LEFT BLANK]





[RIGHTIME LOGO]                                                                         Officers
Rightime                                                                           and Directors
Family of Funds                                                                      of the Fund
------------------------------------------------------------------------------------------------
Name                      Position and Office        Principal Occupation
and Address               with the Fund              during the past five years
------------------------------------------------     -------------------------------------------
David J. Rights*          Chairman of the Board,     President of Rightime Econometrics, Inc.,
1095 Rydal Road           President, and             a registered investment advisor. Consultant
Rydal, PA 19046           Treasurer                  to and registered representative of Lincoln
                                                     Investment Planning, Inc., a registered
                                                     investment advisor and broker dealer.

Edward S. Forst Sr.*      Director, Vice-President   Chairman of the Board,
The Forst Pavilion        and Secretary              Lincoln Investment Planning
218 Glenside Avenue                                  Inc., a registered investment advisor
Wyncote, PA 19095                                    and broker dealer.

Francis X. Barrett        Director                   Director and Member of the Finance and
Reading, PA 19805                                    Pension Committee, Sacred Heart
                                                     Hospital, Formerly, Executive Director,
                                                     National Catholic Education Association,
                                                     Pastor, Church of Holy Guardian Angels,
                                                     Reading, PA.

Dr. Winifred L. Tillery   Director                   Superintendent of Schools,
Mt. Laurel, NJ 08054                                 Camden City, New Jersey.

Dr. Carol A. Wacker       Director                   Former Assistant Superintendent for Senior
Encinitas, CA 92024                                  High Schools, the Philadelphia School
                                                     District.

------------
* "Interested" director as defined
in the Investment Company Act
of 1940 (the "1940 ACT").




The Rightime Family of Funds
218 Glenside Ave.
Wyncote, PA 19095

Client Services Department
800-866-9393

Administrator
Rightime Administrators Inc.
218 Glenside Ave.
Wyncote, PA 19095

Investment Advisor
Rightime Econometrics Inc.
1095 Rydal Road
Rydal, PA 19046

Distributor
Lincoln Investment Planning, Inc.
218 Glenside Ave.
Wyncote, PA 19095

Custodian
CoreStates Bank N.A.
Broad & Chestnut Streets
Philadelphia, PA 19101

Transfer Agent
Lincoln Investment Planning, Inc.
218 Glenside Ave.
Wyncote, PA 19095

Legal Counsel
Stradley, Ronon, Stevens & Young
2600 One Commerce Square
Philadelphia, PA 19103

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